Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Feb. 28, 2022
Entity Registrant Name	SCHWAB INVESTMENTS
Entity Central Index Key	0000869365
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jun. 27, 2022
Document Effective Date	Jun. 27, 2022
Prospectus Date	Jun. 27, 2022
Schwab Global Real Estate Fund | Schwab Global Real Estate Fund
Prospectus:
Trading Symbol	SWASX